Schedule of Investments (unaudited) July 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.1%
Ambev SA	26,564	$83,477
Telefonica Brasil SA, ADR	13,723	123,232

		206,709

China — 25.6%
3SBio, Inc.(a)	150,000	144,502
Anhui Gujing Distillery Co. Ltd., Class A	2,400	91,400
Bank of Communications Co. Ltd., Class H	51,000	30,811
BOE Technology Group Co. Ltd., Class A	247,500	146,635
BYD Co. Ltd., Class A	3,900	148,864
BYD Electronic International Co. Ltd.	26,000	100,375
By-health Co. Ltd., Class A	14,800	43,831
China Construction Bank Corp., Class H	53,000	30,892
China Feihe Ltd.(a)	132,000	80,892
China Medical System Holdings Ltd.	5,000	8,420
China Railway Signal & Communication Corp. Ltd., Class A	90,840	76,349
China Suntien Green Energy Corp. Ltd., Class H	24,000	8,801
China Tower Corp. Ltd., Class H(a)	86,000	9,721
China Yangtze Power Co. Ltd., Class A	23,300	69,956
Goldwind Science & Technology Co. Ltd., Class H	46,000	31,567
Guangzhou Automobile Group Co. Ltd., Class H	86,000	53,813
Heilongjiang Agriculture Co. Ltd., Class A	35,000	71,982
Huaneng Power International, Inc., Class A(b)	38,200	45,962
Industrial & Commercial Bank of China Ltd., Class H	258,000	125,988
Lenovo Group Ltd.	42,000	48,350
Lens Technology Co. Ltd., Class A	7,100	12,293
NetEase, Inc.	700	15,246
People’s Insurance Co. Group of China Ltd., Class H	361,000	138,981
Shandong Nanshan Aluminum Co. Ltd., Class A	62,300	28,285
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	74,300	134,858
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,400	141,087
Sohu.com Ltd., ADR(b)	1,442	17,794
Tencent Holdings Ltd.	3,300	151,672
Tingyi Cayman Islands Holding Corp.	72,000	111,189
Tsingtao Brewery Co. Ltd., Class A	10,100	139,661
Uni-President China Holdings Ltd.	171,000	147,845
Yunnan Baiyao Group Co. Ltd., Class A	2,300	17,322
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	3,700	32,018
ZTE Corp., Class H	23,000	84,176

		2,541,538

India — 16.9%
Adani Green Energy Ltd.(b)	427	5,676
Asian Paints Ltd.	1,070	43,953
Bharat Petroleum Corp. Ltd.	8,007	36,750
Birlasoft Ltd.	947	4,929
Cipla Ltd.	10,148	145,139
Colgate-Palmolive India Ltd.	5,833	143,330
Cummins India Ltd.	5,548	132,908
Dr Reddy’s Laboratories Ltd.	645	44,250
HDFC Bank Ltd.	4,804	96,446
HDFC Bank Ltd., ADR	699	47,728
ICICI Bank Ltd.	11,998	146,225
ICICI Bank Ltd., ADR	5,959	146,413
Infosys Ltd., ADR	8,029	133,763
Kotak Mahindra Bank Ltd.	5,918	133,741
Lupin Ltd.	4,478	53,691
Tata Consultancy Services Ltd.	2,508	104,481

Security	Shares	Value

India (continued)
Torrent Pharmaceuticals Ltd.	5,000	$121,905
Zydus Lifesciences Ltd.	18,661	143,514

		1,684,842

Indonesia — 3.1%
Bank Central Asia Tbk PT	133,400	80,791
Bank Negara Indonesia Persero Tbk PT	52,900	31,143
Bank Rakyat Indonesia Persero Tbk PT	366,300	137,144
Telkom Indonesia Persero Tbk PT	181,300	44,668
Telkom Indonesia Persero Tbk PT, ADR	521	12,780

		306,526

Kuwait — 2.7%
Mobile Telecommunications Co. KSCP	83,825	142,164
National Bank of Kuwait SAKP	39,217	122,812

		264,976

Malaysia — 5.6%
CIMB Group Holdings Bhd	64,500	79,454
Gamuda Bhd	61,700	58,834
IHH Healthcare Bhd	44,800	59,169
Malaysia Airports Holdings Bhd	13,600	20,812
MISC Bhd	87,900	140,144
Petronas Dagangan Bhd	11,800	60,086
Petronas Gas Bhd	36,400	137,883

		556,382

Qatar — 2.9%
Ooredoo QPSC	46,354	145,463
Qatar Electricity & Water Co. QSC	28,855	143,664

		289,127

Russia(c) — 0.0%
Alrosa PJSC(b)	37,207	4
LUKOIL PJSC	1,506	—

		4

Saudi Arabia — 8.0%
Abdullah Al Othaim Markets Co.	10,038	39,538
Almarai Co. JSC	7,752	142,357
Jarir Marketing Co.	15,763	65,136
Nahdi Medical Co.	3,042	140,961
Saudi Arabian Oil Co.(a)	15,818	136,696
Saudi Basic Industries Corp.	5,456	124,694
Saudi Telecom Co.	12,097	136,788
Yanbu National Petrochemical Co.	738	9,017

		795,187

South Africa — 0.6%
Standard Bank Group Ltd.	5,512	58,869

South Korea — 5.2%
CJ Logistics Corp.	1,118	63,162
Kia Corp.	2,204	143,038
LG Uplus Corp.	16,280	127,781
NongShim Co. Ltd.	40	12,446
Samsung SDS Co. Ltd.	1,271	127,956
SK Telecom Co. Ltd., ADR	2,235	44,856

		519,239

Taiwan — 16.9%
91APP, Inc.	2,000	7,071
Advantech Co. Ltd.	998	12,463
ASE Technology Holding Co. Ltd.	31,000	113,463
Asustek Computer, Inc.	10,000	116,143
Chang Hwa Commercial Bank Ltd.	236,714	142,120

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	38,000	$140,180
Compal Electronics, Inc.	147,000	142,712
E.Sun Financial Holding Co. Ltd.	20,757	17,096
Elan Microelectronics Corp.	21,000	77,848
Far EasTone Telecommunications Co. Ltd.	62,000	139,988
Hon Hai Precision Industry Co. Ltd.	40,000	138,413
Hon Hai Precision Industry Co. Ltd., GDR, Registered Shares	1,447	10,150
Largan Precision Co. Ltd.	1,000	69,362
Mega Financial Holding Co. Ltd.	49,000	62,833
Novatek Microelectronics Corp.	10,000	135,235
Poya International Co. Ltd.	5,000	81,441
President Chain Store Corp.	16,000	142,146
Radiant Opto-Electronics Corp.	10,000	38,402
Taiwan Cooperative Financial Holding Co. Ltd.	77,000	72,079
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	18,058

		1,677,203

Thailand — 4.8%
Advanced Info Service PCL, NVDR	12,600	83,250
Bangkok Dusit Medical Services PCL, NVDR	169,600	142,681
Bumrungrad Hospital PCL, NVDR	4,800	30,320
Home Product Center PCL, NVDR	149,500	62,067
PTT Exploration & Production PCL, NVDR	30,900	144,296
SCB X PCL, NVDR	5,700	18,750

		481,364

Turkey — 0.2%
Turkcell Iletisim Hizmetleri A/S	11,729	22,501

Security	Shares	Value

United Arab Emirates — 2.9%
Dubai Islamic Bank PJSC	37,597	$58,879
Emirates NBD Bank PJSC	18,111	83,802
First Abu Dhabi Bank PJSC	36,858	146,894

		289,575

Total Long-Term Investments — 97.5% (Cost: $9,419,075)		9,694,042

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(d)(e)	200,967	200,967

Total Short-Term Securities — 2.0% (Cost: $200,967)		200,967

Total Investments — 99.5% (Cost: $9,620,042)		9,895,009
Other Assets Less Liabilities — 0.5%		49,280

Net Assets — 100.0%		$9,944,289

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$233,681	$—		$(32,714	)(a)	$—	$—	$200,967	200,967	$3,282		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	4	(a)	—		(4)	—	—	—	19	(c)	—

						$(4)	$—	$200,967		$3,301		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	09/15/23	$211	$7,706

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$206,709	$—	$—	$206,709
China	63,756	2,477,782	—	2,541,538
India	333,580	1,351,262	—	1,684,842
Indonesia	12,780	293,746	—	306,526
Kuwait	—	264,976	—	264,976
Malaysia	197,969	358,413	—	556,382
Qatar	145,463	143,664	—	289,127
Russia	—	–	4	4
Saudi Arabia	—	795,187	—	795,187
South Africa	58,869	—	—	58,869
South Korea	44,856	474,383	—	519,239
Taiwan	—	1,677,203	—	1,677,203
Thailand	—	481,364	—	481,364
Turkey	—	22,501	—	22,501
United Arab Emirates	—	289,575	—	289,575
Short-Term Securities
Money Market Funds	200,967	—	—	200,967

	$1,264,949	$8,630,056	$4	$9,895,009

Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,706	$—	$—	$7,706

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

Portfolio Abbreviation (continued)

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

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